Operating Segments - Schedule of Revenue from Major Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Revenue from Major Customers [Line Items]
Revenue	[1]		$ 659	$ 976

[1]	See note 14 - Related parties